Leases, Additional Information for Operating Leases (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities for operating leases:	$ 88	$ 262	$ 542
Weighted average remaining lease term in months	7 months	7 months	16 months
Weighted average discount rate	2.75%	2.75%	2.75%